SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities
A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to- maturity securities at December 31, 2016 and 2015 follows:

	December 31, 2016

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$9,023,293	$27,718	$6,341	$9,044,670
Tax-exempt and taxable obligations of states and municipal subdivisions	98,327,829	1,677,764	1,183,186	98,822,407
Mortgage-backed securities	114,990,863	602,179	1,304,090	114,288,952
Corporate obligations	21,274,200	66,477	1,230,566	20,110,111
Other	1,255,483	-	315,660	939,823
	$244,871,668	$2,374,138	$4,039,843	$243,205,963
Held-to-maturity securities:

Taxable obligations of states and municipal subdivisions	$6,000,000	$1,393,828	$-	$7,393,828

	December 31, 2015

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$19,479,107	$144,408	$12,565	$19,610,950
Tax-exempt and taxable obligations of states and municipal subdivisions	95,631,123	2,361,599	103,391	97,889,331
Mortgage-backed securities	98,222,658	1,127,562	425,100	98,925,120
Corporate obligations	23,494,670	62,408	1,210,996	22,346,082
Other	1,255,483	-	294,540	960,943
	$238,083,041	$3,695,977	$2,046,592	$239,732,426
Held-to-maturity securities:
Mortgage-backed securities	$1,092,120	$15,712	$-	$1,107,832
Taxable obligations of states and municipal subdivisions	6,000,000	1,440,000	-	7,440,000
	$7,092,120	$1,455,712	$-	$8,547,832

Maturities of Securities
The scheduled maturities of securities at December 31, 2016, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$20,176,713	$20,216,901	$-	$-
Due after one year through five years	59,218,198	59,428,805	-	-
Due after five years through ten years	34,799,243	35,262,252	6,000,000	7,393,828
Due greater than ten years	15,686,651	14,009,053	-	-
Mortgage-backed securities	114,990,863	114,288,952	-	-
	$244,871,668	$243,205,963	$6,000,000	$7,393,828

Securities Classified as Available-for-Sale with Unrealized Losses
The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2016 and 2015, were as follows:

	2016
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$2,989,255	$6,341	$-	$-	$2,989,255	$6,341
Tax-exempt and tax-able obligations of states and municipal subdivisions	48,199,634	1,183,186	-	-	48,199,634	1,183,186
Mortgage-backed securities	78,467,029	1,294,942	1,905,698	9,148	80,372,727	1,304,090
Corporate obligations	5,075,850	17,932	2,828,766	1,212,634	7,904,616	1,230,566
Other	-	-	939,823	315,660	939,823	315,660
	$134,731,768	$2,502,401	$5,674,287	$1,537,442	$140,406,055	$4,039,843

	2015
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$4,975,580	$12,565	$-	$-	$4,975,580	$12,565
Tax-exempt and tax- able obligations of states and municipal subdivisions	12,762,528	50,055	3,049,129	53,336	15,811,657	103,391
Mortgage-backed securities	36,024,587	370,514	2,507,036	54,586	38,531,623	425,100
Corporate obligations	8,531,765	28,627	3,144,333	1,182,369	11,676,098	1,210,996
Other	-	-	960,943	294,540	960,943	294,540
	$62,294,460	$461,761	$9,661,441	$1,584,831	$71,955,901	$2,046,592